Derivative Financial Instruments - Schedule of Derivative Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Derivative Liabilities [Line Items]
Balance	€ 636	€ 765
Fair value on initial recognition of derivative liabilities	947
(Decrease) / increase due to conversions during period	(330)
Fair value movement on warrants unexercised	(880)
(Gain) / loss due to fair value movements at remeasurement	(220)
Reclassification of convertible notes on consolidation	354
Public Warrants [Member]
Schedule of Derivative Liabilities [Line Items]
Balance	177	765	€ 7,651
Fair value movement on warrants unexercised	(588)	(6,886)
Convertible Notes [Member]
Schedule of Derivative Liabilities [Line Items]
Balance	445
Fair value on initial recognition of derivative liabilities	784
(Decrease) / increase due to conversions during period	(330)
Fair value movement on warrants unexercised	(292)
(Gain) / loss due to fair value movements at remeasurement	(71)
Reclassification of convertible notes on consolidation	354
Private Warrants [Member]
Schedule of Derivative Liabilities [Line Items]
Balance	14
Fair value on initial recognition of derivative liabilities	163
(Decrease) / increase due to conversions during period
Fair value movement on warrants unexercised
(Gain) / loss due to fair value movements at remeasurement	(149)
Reclassification of convertible notes on consolidation